                                      OLDE
                                 CUSTODIAN FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 1999





                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES



                             [GRAPHIC OF BUILDING]


                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                           OLDE DISCOUNT CORPORATION

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                           OLDE DISCOUNT CORPORATION







                         For information regarding your
                         account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                   [TOP LOGO]
                              OLDE CUSTODIAN FUND

                                        December 3, 1999

Dear Shareholder,

We are pleased to present the Annual Report for the year ending October 31, 1999, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series.

This past year has been characterized by periods of increasing volatility and higher interest rates. Money market investments experienced a recent low in yields early in 1999 as the Federal Reserve maintained the easing mode it instituted in the fall of 1998. The U.S. economy's strong response to these lower interest rates has lead to fears at the Fed that the economy is growing too fast and this growth may foster inflation. As a result, the Fed has initiated three twenty-five basis point increases in the fed funds rate since June, reversing 1998's rate cuts. This leaves the current federal funds rate at 5.50%.

It is generally believed that no additional Federal Open Market Committee (FOMC) tightening initiatives will transpire between now and year end. However, if the economic data between now and the February 2, 2000 FOMC meeting do not show the economy's growth rate slowing, further increases may result.

Money market fund investors are benefiting from these higher short-term interest rates via increasing returns. The Adviser has positioned the portfolios to take advantage of these higher rates by blending the maturities of its purchases. This approach benefits from the relatively high yields for investments at both ends of the money market maturity spectrum. Further, the strategy results in a maturity neutral portfolio.

Be assured that the Adviser will continue to give primary attention to investment quality and liquidity while seeking money market securities with attractive yields.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           LISA FILDES

                                           Lisa S. Fildes
                                           President

                                 [BOTTOM LOGO]
                                        2
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                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1999

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               DOMESTIC COMMERCIAL PAPER - 21.59%
$ 8,000,000    Salomon Smith Barney Holdings, 5.300%, due 11/02/99.........    $  7,998,822
  7,610,000    Salomon Smith Barney Holdings, 5.300%, due 11/03/99.........       7,607,759
  7,540,000    Daimler-Benz NA Corporation, 5.280%, due 11/04/99...........       7,536,682
  5,540,000    G.E. Capital Services, 5.260%, due 11/05/99.................       5,536,762
  5,965,000    Heller Financial Incorporated, 5.380%, due 11/08/99.........       5,958,760
  4,980,000    Heller Financial Incorporated, 5.380%, due 11/10/99.........       4,973,302
  7,790,000    Countrywide Home Loans, 5.320%, due 11/12/99................       7,777,337
  6,400,000    Toys R Us Incorporated, 5.490%, due 11/18/99................       6,383,408
  5,000,000    Bank of America Corporation, 5.780%, due 01/05/00...........       4,947,820
  7,000,000    Household Finance Corporation, 5.740%, due 01/10/00.........       6,921,872
  7,325,000    Household Finance Corporation, 5.740%, due 01/11/00.........       7,242,077
  4,625,000    Chevron U.K., 5.780%, due 01/14/00..........................       4,570,050
  5,000,000    Citicorp, 5.750%, due 01/19/00..............................       4,936,910
  8,000,000    Morgan Stanley Dean Witter Discover, 5.610%, due 01/20/00
               (a).........................................................       8,000,000
  9,000,000    G.E. Capital Corporation, 6.151%, due 01/24/00 (a)..........       9,000,000
  6,000,000    American Express Credit Corporation, 5.730%, due 01/25/00...       5,918,825
                                                                               ------------
                                                                                105,310,386
               YANKEE COMMERCIAL PAPER - 20.93%
  6,000,000    France Telecom, 5.320%, due 11/01/99........................       6,000,000
  6,615,000    France Telecom, 5.270%, due 11/09/99........................       6,607,253
  9,325,000    Toyota Motor Credit of Puerto Rico, 5.360%, due 11/16/99....       9,304,174
  6,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/01/99........       5,973,150
  6,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/02/99........       5,972,255
  6,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/03/99........       5,971,360
  4,810,000    Deutsche Bank Financial Incorporated, 5.050%, due
               12/07/99....................................................       4,785,710
  6,675,000    UBS Finance Delaware, 5.330%, due 12/17/99..................       6,629,540
  6,000,000    UBS Finance Delaware, 5.310%, due 12/20/99..................       5,956,635
  5,000,000    ANZ Delaware Incorporated, 5.330%, due 12/21/99.............       4,962,986
  9,260,000    Bayerische Landesbank New York, 5.320%, due 12/22/99........       9,190,210
  7,000,000    Bayerische Landesbank New York, 5.320%, due 12/23/99........       6,946,209
  8,000,000    Royal Bank of Canada New York, 5.320%, due 12/29/99.........       7,931,431
  6,000,000    Royal Bank of Canada New York, 5.320%, due 12/30/99.........       5,947,687
  5,000,000    Deutsche Bank Financial Incorporated, 5.700%, due
               01/04/00....................................................       4,949,333
  5,000,000    Deutsche Bank Financial Incorporated, 5.760%, due
               01/18/00....................................................       4,937,600
                                                                               ------------
                                                                                102,065,533

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               SHORT TERM NOTES - 53.33%
$10,000,000    Caterpiller Financial Services Corporation, 5.490%, due
               11/15/99 (a)................................................    $  9,999,928
 10,000,000    First Union National Bank, 5.485%, due 11/17/99 (a).........      10,000,000
  5,000,000    CIT Group Incorporated, 5.875%, due 12/09/99................       5,001,333
  9,000,000    Goldman Sachs Group L.P., 6.330%, due 01/07/00 (a)..........       9,000,000
  4,000,000    Bank of America NA, 5.860%, due 01/12/00....................       4,000,000
  4,000,000    Abbey National Treasury, 5.040%, due 02/08/00...............       3,999,634
  4,000,000    Merrill Lynch & Company, 5.853%, due 02/15/00 (a)...........       4,004,466
  8,000,000    PNC Bank NA, 5.040%, due 02/16/00...........................       7,997,610
 12,000,000    American Express Centurion Bank, 5.369%, due 02/24/00 (a)...      12,000,000
  8,000,000    Morgan Stanley Dean Witter Discover, 5.590%, due 03/02/00
               (a).........................................................       8,002,873
  8,000,000    Bank of America NA, 5.500%, due 03/13/00 (a)................       8,000,000
  8,000,000    Dow Chemical Company, 5.410%, due 03/15/00 (a)..............       7,998,554
  5,000,000    Texaco Capital Incorporated, 5.120%, due 03/15/00...........       4,999,290
  8,000,000    Nationsbank NA, 5.463%, due 03/20/00 (a)....................       8,000,000
  7,000,000    National City Bank, 5.388%, due 03/29/00 (a)................       6,998,525
 11,000,000    Ford Motor Credit Company, 7.500%, due 03/31/00.............      11,087,916
  9,000,000    John Deere Capital Corporation, 5.384%, due 04/03/00 (a)....       8,996,621
  6,000,000    First Bank NA (U.S. Bank NA), 5.458%, due 04/18/00 (a)......       6,002,171
  5,000,000    Texaco Capital Incorporated, 5.110%, due 05/03/00...........       4,998,281
  8,000,000    Texaco Capital Incorporated, 5.193%, due 05/03/00 (a).......       7,996,289
  7,000,000    PNC Bank NA, 5.390%, due 05/26/00 (a).......................       6,999,873
  5,000,000    IBM Corporation, 6.375%, due 06/15/00.......................       5,015,912
 11,000,000    John Deere Capital Corporation, 5.640%, due 06/19/00........      11,000,000
 10,000,000    Merrill Lynch & Company, 5.783%, due 06/21/00 (a)...........      10,018,745
  5,000,000    J.P. Morgan & Company, 5.530%, due 06/23/00 (a).............       5,000,000
  5,000,000    Merrill Lynch & Company, 6.016%, due 06/26/00 (a)...........       5,016,319
  8,000,000    National Rural Utilities CFC, 5.476%, due 06/26/00 (a)......       8,000,000
  4,000,000    DaimlerChrysler NA Holding Corporation, 5.296%, due 07/06/00
               (a).........................................................       3,996,735
  8,000,000    Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......       8,000,000
  8,000,000    Norwest Financial Incorporated, 5.425%, due 07/07/00 (a)....       7,997,604
  4,000,000    American Express Centurion Bank, 5.500%, due 07/13/00 (a)...       4,000,000
  5,000,000    Paccar Financial Corporation, 5.540%, due 07/17/00..........       4,996,438
  9,000,000    Xerox Capital Europe, 6.131%, due 07/19/00 (a)..............       8,996,088
 10,000,000    IBM Credit Corporation, 5.580%, due 07/26/00................       9,989,236
  8,000,000    Ford Motor Credit Company, 5.435%, due 08/18/00 (a).........       7,994,847
  4,000,000    Bank One NA, 6.170%, due 10/16/00...........................       3,998,535
                                                                               ------------
                                                                                260,103,823
               US GOVERNMENT - 1.64%
  8,000,000    U.S. Treasury Note, 5.625%, due 12/31/99....................       8,008,803
                                                                               ------------
                                                                                  8,008,803
               US GOVERNMENT AGENCY - 2.05%
 10,000,000    Federal Home Loan Bank, 4.966%, due 02/25/00................       9,996,192
                                                                               ------------
                                                                                  9,996,192
                                                                               ------------
                                                     TOTAL
                                                     INVESTMENTS - 99.5%...     485,484,737
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.5%....       2,282,078
                                                                               ------------
                                                     NET ASSETS - 100%.....    $487,766,815
                                                                               ============

   (a)- Variable rate securities. The rates shown are the current rates as of
                               October 31, 1999.
                            See accompanying notes.
                                        4

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                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS:
  Investments at amortized cost (Note 1)....................    $485,484,737
  Cash......................................................           1,846
  Interest receivable.......................................       2,814,087
  Prepaid expenses..........................................          55,786
                                                                ------------
    TOTAL ASSETS............................................     488,356,456
LIABILITIES:
  Dividends payable (Note 2)................................         187,899
  Accrued expenses..........................................         279,262
  Payable to OLDE Asset Management, Inc.....................         122,480
                                                                ------------
    TOTAL LIABILITIES.......................................         589,641
                                                                ------------
NET ASSETS applicable to 487,766,815 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $487,766,815
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  487,766,815 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME (Note 1):...................................    $ 26,258,778
EXPENSES:
  Management fees...........................................       2,524,172
  Transfer agent fees.......................................       1,513,970
  Custodian fees............................................          35,007
  Professional fees.........................................          24,728
  Accounting fees...........................................          16,500
  Printing and postage......................................          94,901
  Trustee fees..............................................           7,690
  Insurance.................................................           8,184
  Registration costs........................................         110,847
  12b-1 distribution costs..................................         214,324
                                                                ------------
    TOTAL EXPENSES..........................................       4,550,323
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 21,708,455
                                                                ============

                            See accompanying notes.
                                        5
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                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     1999               1998
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $    21,708,455    $    20,175,580
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (21,708,455)       (20,175,580)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      2,158,159,629      1,786,852,279
  Net asset value of shares issued in reinvestment of
    dividends...............................................         20,486,319         19,037,821
                                                                ---------------    ---------------
                                                                  2,178,645,948      1,805,890,100
  Cost of shares redeemed...................................     (2,146,795,037)    (1,753,141,583)
                                                                ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................         31,850,911         52,748,517
                                                                ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................         31,850,911         52,748,517
SHAREHOLDERS' EQUITY:
  At beginning of year......................................        455,915,904        403,167,387
                                                                ---------------    ---------------
  At end of year............................................    $   487,766,815    $   455,915,904
                                                                ===============    ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                YEAR ENDED OCTOBER 31
                                                   1999       1998       1997       1996       1995
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR.............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INVESTMENT OPERATIONS:
  Net investment income........................    0.0439     0.0476     0.0470     0.0460     0.0487
DISTRIBUTIONS:
  Dividends from net investment income.........    0.0439    (0.0476)   (0.0470)   (0.0460)   (0.0487)
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR...................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ========   ========   ========   ========   ========
  Total return(annualized).....................   +4.39%     +4.76%     +4.70%     +4.60%     +4.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)....  $487,767   $455,916   $403,167   $373,147   $313,232
  Ratio of expenses to average net assets......    0.90%      0.91%      0.95%      1.00%      1.07%
  Ratio of net investment income
  to average net assets........................    4.39%      4.76%      4.70%      4.60%      4.87%

                            See accompanying notes.

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                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1999

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               DOMESTIC COMMERCIAL PAPER - 20.10%
$ 4,290,000    Paccar Financial Corporation, 5.280%, due 11/01/99..........    $  4,290,000
  4,000,000    Salomon Smith Barney Holdings, 5.300%, due 11/02/99.........       3,999,411
  4,635,000    Ford Motor Credit of Puerto Rico, 5.280%, due 11/04/99......       4,632,961
  4,500,000    Heller Financial Incorporated, 5.380%, due 11/08/99.........       4,495,292
  5,840,000    Ford Motor Credit Company, 5.260%, due 11/10/99.............       5,832,320
  6,890,000    Countrywide Home Loans, 5.320%, due 11/12/99................       6,878,800
  4,605,000    National Rural Utilities CFC, 5.300%, due 12/13/99..........       4,576,526
  5,000,000    Bank of America Corporation, 5.780%, due 01/05/00...........       4,947,819
  4,810,000    Household Finance Corporation, 5.740%, due 01/10/00.........       4,756,315
  5,110,000    Citicorp, 5.750%, due 01/19/00..............................       5,045,522
  6,000,000    Morgan Stanley Dean Witter Discover, 5.610%, due 01/20/00
               (a).........................................................       6,000,000
  5,355,000    Citicorp, 5.750%, due 01/21/00..............................       5,285,720
  4,000,000    G.E. Capital Corporation, 6.151%, due 01/24/00 (a)..........       4,000,000
  5,920,000    Chevron U.K., 5.800%, due 01/25/00..........................       5,838,929
  2,640,000    Chevron U.K., 5.780%, due 01/26/00..........................       2,603,548
                                                                               ------------
                                                                                 73,183,163
               YANKEE COMMERCIAL PAPER - 15.45%
  3,925,000    Hitachi Credit American Corporation, 5.400%, due 11/05/99...       3,922,645
  5,500,000    France Telecom, 5.270%, due 11/09/99........................       5,493,559
  4,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/01/99........       3,982,100
  6,330,000    Deutsche Bank Financial Incorporated, 5.040%, due
               12/06/99....................................................       6,298,983
  6,730,000    Deutsche Bank Financial Incorporated, 5.050%, due
               12/07/99....................................................       6,696,014
  4,000,000    UBS Finance Delaware, 5.330%, due 12/20/99..................       3,970,981
  5,000,000    ANZ Delaware Incorporated, 5.330%, due 12/21/99.............       4,962,986
  4,130,000    Bayerische Landesbank New York, 5.320%, due 12/23/99........       4,098,263
  6,000,000    Royal Bank of Canada New York, 5.320%, due 12/29/99.........       5,948,573
  6,000,000    Royal Bank of Canada New York, 5.320%, due 12/30/99.........       5,947,687
  5,000,000    Deutsche Bank Financial Incorporated, 5.760%, due
               01/18/00....................................................       4,937,600
                                                                               ------------
                                                                                 56,259,391
               BANK OBLIGATIONS - 10.31%
  6,970,000    First Tennessee Bank NA, 5.350%, due 11/03/99...............       6,970,000
  5,575,000    First Tennessee Bank NA, 5.350%, due 11/05/99...............       5,575,000
  5,000,000    Bayerische Landesbank New York, 5.400%, due 12/09/99........       5,000,000
  5,000,000    Bayerische Landesbank New York, 5.900%, due 01/03/00........       5,000,000
  5,000,000    Rabobank Nederland New York, 5.310%, due 05/30/00...........       4,998,749
  5,000,000    UBS AG Stamford, 5.410%, due 06/01/00.......................       4,998,599
  5,000,000    UBS AG Stamford, 5.600%, due 06/26/00.......................       4,998,438
                                                                               ------------
                                                                                 37,540,786

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               SHORT TERM NOTES - 49.94%
$ 5,000,000    Caterpiller Financial Services Corporation, 5.490%, due
               11/15/99 (a)................................................    $  4,999,964
  7,000,000    First Union National Bank, 5.485%, due 11/17/99 (a).........       7,000,000
  6,000,000    Goldman Sachs Group L.P., 6.330%, due 01/07/00 (a)..........       6,000,000
  6,000,000    Abbey National Treasury, 5.040%, due 02/08/00...............       5,999,451
  6,000,000    PNC Bank NA, 5.040%, due 02/16/00...........................       5,998,208
  7,000,000    Westpac Banking Corporation New York, 5.120%, due
               02/23/00....................................................       6,997,588
  8,000,000    American Express Centurion Bank, 5.369%, due 02/24/00 (a)...       8,000,000
  5,000,000    Morgan Stanley Dean Witter Discover, 5.590%, due 03/02/00
               (a).........................................................       5,001,796
  6,000,000    Bank of America NA, 5.500%, due 03/13/00 (a)................       6,000,000
  5,000,000    Dow Chemical Company, 5.410%, due 03/15/00 (a)..............       4,999,096
  5,000,000    Texaco Capital Incorporated, 5.120%, due 03/15/00...........       4,999,290
  6,820,000    Nationsbank NA, 5.463%, due 03/20/00 (a)....................       6,820,000
  5,000,000    National City Bank, 5.388%, due 03/29/00 (a)................       4,998,947
  6,000,000    John Deere Capital Corporation, 5.384%, due 04/03/00 (a)....       5,997,747
  3,000,000    Morgan Stanley Dean Witter Discover, 5.885%, due 04/07/00
               (a).........................................................       3,005,197
  3,000,000    First Bank NA (U.S. Bank NA), 5.458%, due 04/18/00 (a)......       3,001,085
 10,000,000    ABN AMRO Bank Chicago, 5.380%, due 04/20/00 (a).............       9,997,253
  3,000,000    Texaco Capital Incorporated, 5.110%, due 05/03/00...........       2,998,969
  6,000,000    Texaco Capital Incorporated, 5.193%, due 05/03/00 (a).......       5,997,217
  5,000,000    PNC Bank NA, 5.390%, due 05/26/00 (a).......................       4,999,910
  8,000,000    Chrysler Financial Corporation, 5.378%, due 06/09/00 (a)....       7,999,971
  4,000,000    IBM Corporation, 6.375%, due 06/15/00.......................       4,012,729
  2,000,000    John Deere Capital Corporation, 5.640%, due 06/19/00........       2,000,000
  4,000,000    J.P. Morgan & Company, 5.530%, due 06/23/00 (a).............       4,000,000
  5,000,000    National Rural Utilities CFC, 5.476%, due 06/26/00 (a)......       5,000,000
  3,000,000    DaimlerChrysler NA Holding Corporation, 5.296%, due 07/06/00
               (a).........................................................       2,997,551
  2,000,000    Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......       2,000,000
  5,000,000    Norwest Financial Incorporated, 5.425%, due 07/07/00 (a)....       4,998,502
  5,000,000    American Express Centurion Bank, 5.500%, due 07/13/00 (a)...       5,000,000
  8,000,000    Key Bank NA, 5.490%, due 07/14/00 (a).......................       7,997,263
  6,000,000    Xerox Capital Europe, 6.131%, due 07/19/00 (a)..............       5,997,392
  7,000,000    IBM Credit Corporation, 5.580%, due 07/26/00................       6,992,465
  6,000,000    Ford Motor Credit Company, 5.435%, due 08/18/00 (a).........       5,996,135
  3,000,000    Bank One NA, 6.170%, due 10/16/00...........................       2,998,902
                                                                               ------------
                                                                                181,802,628
               US GOVERNMENT - 2.20%
  8,000,000    U.S. Treasury Note, 5.625%, due 12/31/99....................       8,008,803
                                                                               ------------
                                                                                  8,008,803
               US GOVERNMENT AGENCY - 1.37%
  5,000,000    Federal Home Loan Bank, 4.966%, due 02/25/00................       4,998,096
                                                                               ------------
                                                                                  4,998,096
                                                                               ------------
                                                     TOTAL INVESTMENTS -
                                                     99.4% ................     361,792,867
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.6% ...       2,255,700
                                                                               ------------
                                                     NET ASSETS - 100% ....    $364,048,567
                                                                               ============

   (a)- Variable rate securities. The rates shown are the current rates as of
                               October 31, 1999.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS:
  Investments at amortized cost (Note 1)....................    $361,792,867
  Cash......................................................           1,662
  Interest receivable.......................................       2,535,079
  Prepaid expenses..........................................          32,643
                                                                ------------
    TOTAL ASSETS............................................     364,362,251

LIABILITIES:
  Dividends payable (Note 2)................................         149,416
  Accrued expenses..........................................          50,112
  Payable to OLDE Asset Management, Inc.....................         114,156
                                                                ------------
    TOTAL LIABILITIES.......................................         313,684
                                                                ------------
NET ASSETS applicable to 364,048,567 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $364,048,567
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  364,048,567 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME (Note 1):...................................    $ 19,112,146

EXPENSES:
  Management fees...........................................       1,100,534
  Transfer agent fees.......................................         485,305
  Custodian fees............................................          22,272
  Professional fees.........................................          24,728
  Accounting fees...........................................          16,500
  Printing and postage......................................          30,288
  Trustee fees..............................................           5,580
  Insurance.................................................           7,561
  Registration costs........................................          96,937
  12b-1 distribution costs..................................         117,888
                                                                ------------
    TOTAL EXPENSES..........................................       1,907,593
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 17,204,553
                                                                ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED OCTOBER 31
                                                                     1999              1998
                                                                ---------------    -------------
OPERATIONS:
  Net investment income.....................................    $    17,204,553    $  16,670,491
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (17,204,553)     (16,670,491)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      1,011,820,864      945,132,831
  Net asset value of shares issued in reinvestment of
    dividends...............................................         16,421,277       15,892,318
                                                                ---------------    -------------
                                                                  1,028,242,141      961,025,149
  Cost of shares redeemed...................................     (1,013,127,750)    (902,053,911)
                                                                ---------------    -------------
  Net increase in shareholders' equity from share
    transactions............................................         15,114,391       58,971,238
                                                                ---------------    -------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................         15,114,391       58,971,238
SHAREHOLDERS' EQUITY:
  At beginning of year......................................        348,934,176      289,962,938
                                                                ---------------    -------------
  At end of year............................................    $   364,048,567    $ 348,934,176
                                                                ===============    =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period:

                                                                 YEAR ENDED OCTOBER 31
                                                  1999        1998        1997        1996        1995
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR..........     $1.00       $1.00       $1.00       $1.00       $1.00
INVESTMENT OPERATIONS:
  Net investment income.....................      0.0479      0.0519      0.0508      0.0490      0.0524
DISTRIBUTIONS:
  Dividends from net investment income......     (0.0479)    (0.0519)    (0.0508)    (0.0490)    (0.0524)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                ========    ========    ========    ========    ========
  Total return(annualized)..................     +4.79%      +5.19%      +5.08%      +4.90%      +5.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)................................    $364,049    $348,934    $289,963    $233,962    $178,203
  Ratio of expenses to average net assets...      0.52%       0.50%       0.58%       0.70%       0.70%
  Ratio of net investment income to average
  net assets................................      4.79%       5.19%       5.08%       4.90%       5.24%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1999

 PRINCIPAL                                                                       AMORTIZED
  AMOUNT                                                                            COST
               DOMESTIC COMMERCIAL PAPER - 22.32%
$40,000,000    Countrywide Home Loans, 5.300%, due 11/01/99................    $   40,000,000
 26,510,000    Household Finance Corporation, 5.280%, due 11/02/99.........        26,506,112
 28,770,000    Ford Motor Credit of Puerto Rico, 5.280%, due 11/04/99......        28,757,341
 30,025,000    Heller Financial Incorporated, 5.380%, due 11/08/99.........        29,993,591
 16,540,000    Heller Financial Incorporated, 5.380%, due 11/10/99.........        16,517,754
 22,755,000    Sears Roebuck Acceptance Corporation, 5.330%, due
               11/12/99....................................................        22,717,941
 40,000,000    Toys R Us Incorporated, 5.500%, due 11/17/99................        39,902,222
 42,420,000    Sears Roebuck Acceptance Corporation, 5.350%, due
               11/19/99....................................................        42,306,526
 25,000,000    Ford Motor Credit of Puerto Rico, 5.910%, due 01/03/00......        24,741,438
 25,000,000    Bank of America Corporation, 5.780%, due 01/05/00...........        24,739,097
 16,010,000    Household Finance Corporation, 5.740%, due 01/10/00.........        15,831,311
 13,575,000    Morgan Stanley Dean Witter Discover, 6.100%, due 01/10/00...        13,413,985
 43,570,000    Prudential Funding, 5.770%, due 01/11/00....................        43,074,185
 37,580,000    Prudential Funding, 5.780%, due 01/13/00....................        37,139,542
 30,565,000    Citicorp, 5.750%, due 01/19/00..............................        30,179,329
 36,000,000    Morgan Stanley Dean Witter Discover, 5.610%, due 01/20/00
               (a).........................................................        36,000,000
 15,000,000    Chevron U.K., 5.800%, due 01/21/00..........................        14,804,250
 19,525,000    Citicorp, 5.750%, due 01/21/00..............................        19,272,395
 37,000,000    G.E. Capital Corporation, 6.151%, due 01/24/00 (a)..........        37,000,000
 26,620,000    American Express Credit Corporation, 5.730%, due 01/25/00...        26,259,854
 22,285,000    Chevron U.K., 5.780%, due 01/26/00..........................        21,977,294
                                                                               --------------
                                                                                  591,134,167
               YANKEE COMMERCIAL PAPER - 20.04%
 23,000,000    Hitachi Credit American Corporation, 5.400%, due 11/05/99...        22,986,200
 31,560,000    France Telecom, 5.270%, due 11/09/99........................        31,523,040
 15,000,000    CBA Delaware Finance Incorporated, 5.350%, due 12/01/99.....        14,933,125
 10,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/01/99........         9,955,250
 25,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/02/99........        24,884,396
 25,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/03/99........        24,880,667
 40,000,000    Deutsche Bank Financial Incorporated, 5.040%, due
               12/06/99....................................................        39,804,000
 39,960,000    Deutsche Bank Financial Incorporated, 5.050%, due
               12/07/99....................................................        39,758,202
 25,000,000    WestPacTrust Securities NZ LTD, 5.370%, due 12/08/99........        24,862,021
 33,365,000    UBS Finance Delaware, 5.330%, due 12/17/99..................        33,137,766
 25,000,000    UBS Finance Delaware, 5.330%, due 12/20/99..................        24,818,632
 25,000,000    ANZ Delaware Incorporated, 5.330%, due 12/21/99.............        24,814,931
 40,740,000    Bayerische Landesbank New York, 5.320%, due 12/22/99........        40,432,956
 36,645,000    Bayerische Landesbank New York, 5.320%, due 12/23/99........        36,363,404
 51,000,000    Royal Bank of Canada New York, 5.320%, due 12/29/99.........        50,562,873
 38,000,000    Royal Bank of Canada New York, 5.320%, due 12/30/99.........        37,668,682
 20,000,000    Deutsche Bank Financial Incorporated, 5.700%, due
               01/04/00....................................................        19,797,333
 30,000,000    Deutsche Bank Financial Incorporated, 5.760%, due
               01/18/00....................................................        29,625,600
                                                                               --------------
                                                                                  530,809,078
               BANK OBLIGATIONS - 7.72%
 30,000,000    Bayerische Landesbank New York, 5.400%, due 12/09/99........        30,000,000
 20,000,000    Bayerische Landesbank New York, 5.900%, due 01/03/00........        20,000,000
 33,215,000    First Tennessee Bank NA, 5.350%, due 11/03/99...............        33,215,000

 PRINCIPAL                                                                       AMORTIZED
  AMOUNT                                                                            COST
               BANK OBLIGATIONS - (CONTINUED)
$36,315,000    First Tennessee Bank NA, 5.350%, due 11/05/99...............    $   36,315,000
 20,000,000    Rabobank Nederland NY, 5.310%, due 05/30/00.................        19,995,000
 20,000,000    UBS AG Stamford, 5.410%, due 06/01/00.......................        19,994,394
 25,000,000    UBS AG Stamford, 5.600%, due 06/14/00.......................        24,993,316
 20,000,000    UBS AG Stamford, 5.600%, due 06/26/00.......................        19,993,750
                                                                               --------------
                                                                                  204,506,460
               SHORT TERM NOTES - 46.45%
 35,000,000    Caterpiller Financial Services Corporation, 5.490%, due
               11/15/99 (a)................................................        34,999,742
 33,000,000    First Union National Bank, 5.485%, due 11/17/99 (a).........        33,000,000
 25,000,000    John Deere Capital Corporation, 5.504%, due 12/10/99 (a)....        24,998,447
 35,000,000    Goldman Sachs Group L.P., 6.330%, due 01/07/00 (a)..........        35,000,000
 28,350,000    Bank of America NA, 5.860%, due 01/12/00....................        28,349,952
 15,000,000    Morgan Stanley Dean Witter Discover, 6.278%, due 01/20/00
               (a).........................................................        15,004,190
 20,000,000    Abbey National Treasury, 5.040%, due 02/08/00...............        19,998,169
 36,000,000    PNC Bank NA, 5.040%, due 02/16/00...........................        35,989,247
 16,000,000    Merrill Lynch & Company, 5.590%, due 02/18/00 (a)...........        16,003,544
 40,000,000    Westpac Banking Corporation NY, 5.120%, due 02/23/00........        39,986,220
 30,000,000    American Express Centurion Bank, 5.369%, due 02/24/00 (a)...        30,000,000
 25,000,000    FCC National Bank, 5.450%, due 02/24/00 (a).................        25,001,743
 37,000,000    Morgan Stanley Dean Witter Discover, 5.590%, due 03/02/00
               (a).........................................................        37,013,292
 36,000,000    Bank of America NA, 5.500%, due 03/13/00 (a)................        36,000,000
 37,000,000    Dow Chemical Company, 5.410%, due 03/15/00 (a)..............        36,993,313
 40,000,000    Texaco Capital Incorporated, 5.120%, due 03/15/00...........        39,994,314
 10,000,000    Morgan Stanley Dean Witter Discover, 5.890%, due 03/20/00...        10,011,293
 38,000,000    National City Bank, 5.388%, due 03/29/00 (a)................        37,991,998
  4,000,000    Ford Motor Credit Company, 7.500%, due 03/31/00.............         4,031,969
 45,000,000    John Deere Capital Corporation, 5.384%, due 04/03/00 (a)....        44,983,104
 25,000,000    First Bank NA (U.S. Bank NA), 5.458%, due 04/18/00 (a)......        25,009,044
 40,000,000    ABN AMRO Bank Chicago, 5.380%, due 04/20/00 (a).............        39,989,009
 50,000,000    First Union National Bank, 5.500%, due 04/28/00 (a).........        50,000,000
 42,000,000    Texaco Capital Incorporated, 5.110%, due 05/03/00...........        41,985,561
 36,000,000    Texaco Capital Incorporated, 5.193%, due 05/03/00 (a).......        35,983,301
 13,000,000    PNC Bank NA, 5.390%, due 05/26/00 (a).......................        12,999,765
 10,000,000    IBM Corporation, 6.375%, due 06/15/00.......................        10,031,823
 12,000,000    John Deere Capital Corporation, 5.640%, due 06/19/00........        12,000,000
 16,000,000    J.P. Morgan & Company, 5.530%, due 06/23/00 (a).............        16,000,000
 45,000,000    National Rural Utilities CFC, 5.476%, due 06/26/00 (a)......        45,000,000
 18,000,000    DaimlerChrysler NA Holding Corporation, 5.296%, due 07/06/00
               (a).........................................................        17,985,305
 40,000,000    Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......        40,000,000
 37,000,000    Norwest Financial Incorporated, 5.425%, due 07/07/00 (a)....        36,988,918
 16,000,000    American Express Centurion Bank, 5.500%, due 07/13/00 (a)...        16,000,000
 42,000,000    Key Bank NA, 5.490%, due 07/14/00 (a).......................        41,985,632
 10,000,000    Paccar Financial Corporation, 5.540%, due 07/17/00..........         9,992,876
 45,000,000    Xerox Capital Europe, 6.131%, due 07/19/00 (a)..............        44,980,441
 48,000,000    IBM Credit Corporation, 5.580%, due 07/26/00................        47,948,333
 25,000,000    Goldman Sachs Group, 5.459%, due 08/09/00 (a)...............        25,000,000
 36,000,000    Ford Motor Credit Company, 5.435%, due 08/18/00 (a).........        35,976,810
 18,000,000    Bank One NA, 6.170%, due 10/16/00...........................        17,993,409
 21,000,000    John Deere Capital Corporation, 6.250%, due 10/25/00........        20,992,337
                                                                               --------------
                                                                                1,230,193,101

 PRINCIPAL                                                                       AMORTIZED
  AMOUNT                                                                            COST
               US GOVERNMENT - 2.52%
$34,000,000    U.S. Treasury Note, 5.625%, due 12/31/99....................    $   34,037,412
 32,565,000    U.S. Treasury Note, 7.750%, due 12/31/99....................        32,702,162
                                                                               --------------
                                                                                   66,739,574
               US GOVERNMENT AGENCY - 0.38%
 10,000,000    Federal Home Loan Bank, 4.966%, due 02/25/00................         9,996,192
                                                                               --------------
                                                                                    9,996,192
                                                                               --------------
                                                     TOTAL INVESTMENTS -
                                                     99.4%.................     2,633,378,572
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.6%....        15,072,158
                                                                               --------------
                                                     NET ASSETS - 100%.....    $2,648,450,730
                                                                               ==============

  (a) - Variable rate securities. The rates shown are the current rates as of
                               October 31, 1999.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,633,378,572
  Interest receivable.......................................          16,859,455
  Prepaid expenses..........................................              77,261
                                                                  --------------
    TOTAL ASSETS............................................       2,650,315,288
LIABILITIES:
  Dividends payable (Note 2)................................           1,164,488
  Accrued expenses..........................................             260,676
  Payable to OLDE Asset Management..........................             439,394
                                                                  --------------
    TOTAL LIABILITIES.......................................           1,864,558
                                                                  --------------
NET ASSETS applicable to 2,648,450,730 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,648,450,730
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share
  on 2,648,450,730 shares of beneficial interest
  outstanding...............................................               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

INTEREST INCOME (Note 1):...................................      $  136,803,642
EXPENSES:
  Management fees...........................................           3,942,239
  Transfer agent fees.......................................             591,147
  Custodian fees............................................             151,820
  Professional fees.........................................              24,728
  Accounting fees...........................................              16,500
  Printing and postage......................................              36,740
  Trustee fees..............................................              40,297
  Insurance.................................................              21,898
  Registration costs........................................             239,609
  12b-1 distribution costs..................................           1,768,237
                                                                  --------------
  TOTAL EXPENSES............................................           6,833,215
  Expenses waived and reimbursed............................          (1,576,898)
                                                                  --------------
  NET EXPENSES..............................................           5,256,317
                                                                  --------------
NET INVESTMENT INCOME.......................................      $  131,547,325
                                                                  ==============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     1999               1998
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $   131,547,325    $   120,976,949
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (131,547,325)      (120,976,949)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      4,221,923,872      3,921,475,038
  Net asset value of shares issued in reinvestment of
    dividends...............................................        127,771,342        117,405,508
                                                                ---------------    ---------------
                                                                  4,349,695,214      4,038,880,546
  Cost of shares redeemed...................................     (4,100,388,721)    (3,707,015,547)
                                                                ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................        249,306,493        331,864,999
                                                                ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................        249,306,493        331,864,999
SHAREHOLDERS' EQUITY:
  At beginning of year......................................      2,399,144,237      2,067,279,238
                                                                ---------------    ---------------
  At end of year............................................    $ 2,648,450,730    $ 2,399,144,237
                                                                ===============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period:

                                                                YEAR ENDED OCTOBER 31
                                               1999         1998         1997         1996         1995
                                            ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR........     $1.00        $1.00        $1.00        $1.00        $1.00
INVESTMENT OPERATIONS:
  Net investment income...................      0.0512       0.0548       0.0552       0.0560       0.0598
DISTRIBUTIONS:
  Dividends from net investment income....     (0.0512)     (0.0548)     (0.0552)     (0.0560)     (0.0598)
                                            ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR..............     $1.00        $1.00        $1.00        $1.00        $1.00
                                            ==========   ==========   ==========   ==========   ==========
  Total return(annualized)................     +5.12%       +5.48%       +5.52%       +5.60%       +5.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
  omitted)................................  $2,648,451   $2,399,144   $2,067,279   $1,825,480   $1,172,123
  Ratio of net expenses to average net
  assets..................................      0.20%        0.20%        0.14%        -            -
  Ratio of total expenses to average net
  assets..................................      0.26%        0.26%        0.27%        0.36%        0.37%
  Ratio of net investment income to
  average net assets......................      5.12%        5.48%        5.52%        5.60%        5.98%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1999

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                    0.50%
OLDE Premium Money Market Series            0.30%
OLDE Premium Plus Money Market Series       0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next
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                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

$20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Advisor. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the year ended October 31, 1999. For the year ended October 31, 1999, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $53,567 to unaffiliated trustees.

Effective January 1, 1997 through January 1, 2001, the Adviser has voluntarily agreed to limit expenses of OLDE Premium Plus Money Market Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 1999, the Series incurred total expenses of $6,833,215. OLDE Discount waived 12b-1 expenses of $1,576,898.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                    0.25%
OLDE Premium Money Market Series            0.15%
OLDE Premium Plus Money Market Series       0.15%

For the year ended October 31, 1999, the annualized percentage rate of 12b-1 expense was (.04% for OLDE Money Market Series, .03% for OLDE Premium Money Market Series and .07 % for OLDE Premium Plus Money Market Series.)

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the year ended October 31, 1999 are as follows:

  OLDE Money Market Series:
    Purchases:  $2,921,931,741
    Sales (including maturities):  $2,902,382,117
  OLDE Premium Money Market Series:
    Purchases:  $2,071,601,060
    Sales (including maturities):  $2,064,202,000
  OLDE Premium Plus Money Market Series:
    Purchases:  $14,037,498,961
    Sales (including maturities):  $13,848,360,206

7. BANK LINE OF CREDIT
At October 31, 1999 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There were no borrowings during the year and none outstanding as of October 31, 1999.

8. YEAR 2000(UNAUDITED)
The Year 2000 (Y2K) issue is, in brief, the programming of computer systems to recognize the values "00" in a date field as the Year 2000, and not the year 1900.

The Fund is largely dependent upon the computer systems of the Adviser, Transfer Agent and other third party vendors, and has taken steps reasonably designed to assure the Fund that those systems will be Year 2000 compliant, meaning that those systems will be capable of processing transactions and data on and after January 1, 2000, properly recognizing the century.

At this time, there can be no absolute assurances that the systems of the Adviser, Transfer Agent and other third party vendors upon which the Fund relies will not have an adverse effect on the Fund's operations. The Fund believes, however, that with the modifications made to, and/or the replacements of, systems, which have been accomplished by the Adviser, Transfer Agent and other third party vendors, the Y2K issue will not pose material operational problems for the Fund.

9. SUBSEQUENT EVENT

On December 1, 1999, H&R Block Financial Corporation acquired OLDE Financial Corporation which was the holding company for the Adviser, OLDE Asset Management, Inc. The Investment Company Act of 1940 requires the shareholders of each of the three series of OLDE Custodian Fund to approve new investment advisory agreements with the Adviser as a result of a change in control of the parent holding company. Shareholders of record at the close of business on December 6, 1999 are entitled to vote at a Special Meeting of the Shareholders to be held on January 18, 2000 at 10:00 a.m., Detroit Time, adjacent to the offices of the Trust, 131 West Lafayette Boulevard, Detroit, Michigan 48226. The Notice and Proxy Statement are scheduled to be mailed to Shareholders of record on or about December 13, 1999.

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[ERNST & YOUNG LLP LOGO]            REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 1999, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Detroit, Michigan
November 24, 1999

                                             ERNST & YOUNG LLP SIGNATURE

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